Restatement of Previously Issued Financial Statements (Details) - Schedule of balance - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 12, 2021	Dec. 31, 2020
Balance Sheet
Total assets	$ 347,072,608			$ 348,644,865	$ 15,000
Liabilities and stockholders' equity
Total current liabilities	4,095,417			1,346,020	400
Deferred underwriting commissions				12,075,000
Derivative warrant liabilities	36,931,330			23,027,500
Total liabilities	53,101,747			36,448,520	400
Class A common stock subject to possible redemption	345,000,000			345,000,000
Stockholders' equity
Preferred stock				0
Class A common stock				0
Class B common stock	863			863	863	[1],[2]
Additional paid-in capital				0	24,137
Retained earnings (accumulated deficit)	(51,030,002)			(32,804,518)	(10,400)
Total stockholders' equity (deficit)	(51,029,139)	$ (32,304,604)	$ (26,748,526)	(32,803,655)	14,600
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	$ 347,072,608			348,644,865	$ 15,000
As Reported [Member]
Balance Sheet
Total assets				348,644,865
Liabilities and stockholders' equity
Total current liabilities				1,346,020
Deferred underwriting commissions				12,075,000
Derivative warrant liabilities				0
Total liabilities				13,421,020
Class A common stock subject to possible redemption				330,223,840
Stockholders' equity
Preferred stock				0
Class A common stock				148
Class B common stock				863
Additional paid-in capital				5,032,602
Retained earnings (accumulated deficit)				(33,608)
Total stockholders' equity (deficit)				5,000,005
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				348,644,865
Adjustment [Member]
Liabilities and stockholders' equity
Total current liabilities				0
Deferred underwriting commissions				0
Derivative warrant liabilities				23,027,500
Class A common stock subject to possible redemption				14,776,160
Stockholders' equity
Preferred stock				0
Class A common stock				(148)
Class B common stock				0
Additional paid-in capital				(5,032,602)
Retained earnings (accumulated deficit)				(32,770,910)
Total stockholders' equity (deficit)				(37,803,660)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)				$ 0

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization. (see Note 4, 6 and 7)
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 4)